Investment Strategy	Apr. 30, 2025
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Baillie Gifford China Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of companies located in the People's Republic of China ("China").

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies located in China, regardless of where their securities are principally listed for trading. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts or participatory notes and may invest in preferred stocks, convertible securities and warrants. The Fund may invest in any sector or industry, in issuers of any market capitalization, and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The Fund's investments can include securities of companies listed on exchanges located in and outside of China and include China "A" shares ("A Shares" or "China A Shares"), which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange, and which are quoted in renminbi, the official currency of China. The Fund expects to directly access China A Shares through the Shanghai-Hong Kong Stock Connect program and the Shenzhen-Hong Kong Stock Connect program (together the "Stock Connect programs"). The Fund also expects to directly access securities of companies through the qualified foreign investor program ("QFI," formerly the Qualified Foreign Institutional Investor and Renminbi Qualified Foreign Institutional Investor programs) and may, in the future, directly access securities of companies through other means which become available. In addition, the Fund may invest in equity securities indirectly, such as through depositary receipts, participatory notes, or exchange traded funds ("ETFs"), especially during extended closures of the Chinese markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the Fund's benchmark, the MSCI China All Shares Index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength, and valuation. The portfolio managers employ an additional due diligence process for Chinese companies in light of the comparative immaturity of the Chinese capital markets and the status of China as an emerging market economy.

The portfolio managers seek to identify exceptional growth companies in China across a broad range of sectors with the potential to achieve the Fund's investment objective. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 40 and 80 growth companies with the potential to outperform the Fund's benchmark over the long term. The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. It is expected that the Fund will hold large positions, over 5%, in a small number of companies consistent with the Fund operating as a non-diversified fund. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Developed EAFE All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in developed markets, but in some circumstances may gain exposure to emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 50 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan and the United Kingdom. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford EAFE Plus All Cap Fund - Institutional & K Class Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund has the ability to invest up to 15% of its total assets in companies whose principal activities are in emerging markets. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in countries of emerging and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity, and regulation. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts or participatory notes, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. The portfolio managers have flexibility to gain exposure to one or more emerging markets through investing in exchange traded funds ("ETFs") that track relevant equity indices.

The portfolio managers primarily employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI Emerging Markets benchmark. The portfolio managers may reference the benchmark to set limits on the relative weighting of countries in the portfolio. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 100 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included China. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Baillie Gifford Emerging Markets ex China Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in countries of emerging and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies located in countries represented in the MSCI Emerging Markets ex China Index. The Fund invests primarily in equity securities either directly or indirectly (such as through depositary receipts or participatory notes) and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. The portfolio managers have flexibility to gain exposure to one or more emerging markets through investing in ETFs that track relevant equity indices.

The portfolio managers select companies without being constrained by the MSCI Emerging Markets ex China benchmark. The portfolio managers may reference the benchmark to set limits on the relative weighting of countries in the portfolio. The intended investment universe comprises primarily issuers located in countries with emerging market economies, with the exception of China, though the Fund may gain limited exposure to the Chinese economy, as a consequence of the indirect exposure that companies in other emerging market countries have to China. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation.

Under normal circumstances, the intended outcome is a portfolio typically consisting of between 40 and 80 growth companies with the potential to outperform the Fund's benchmark over the long term. The Fund intends to operate as a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included India and Taiwan. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The portfolio managers primarily employ a bottom-up stock-picking approach that seeks to make long-term investments in well-managed businesses with genuine and sustainable competitive advantages. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers seek to identify companies that they believe are likely to generate above average growth in earnings and cash flows, based on fundamental research.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a global, diversified portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index. The Fund invests in a range of companies globally. The Fund ordinarily invests in securities of issuers located in at least three different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, the Fund invests at least 30% of its total assets in companies located outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $4 billion at the time of purchase and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 120 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Alpha Fund - Institutional Class & K Class Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 110 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Concentrated Growth Equities Fund - Institutional & K Class Prospectus | Baillie Gifford International Concentrated Growth Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in an international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund may invest up to 20% of its net assets in common stocks and other equities of companies located in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 20 and 35 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries, or sectors. The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of at least 50 growth companies with the potential to outperform the MSCI ACWI ex USA Index over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Because the Fund aims to hold securities for long periods, the Fund does not expect to actively reduce its holdings of shares of particular issuers (other than in response to purchase and redemption requests) even if market movements cause the Fund to operate as a non-diversified company for an extended period of time. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Smaller Companies Fund - Institutional & Class K Prospectus | Baillie Gifford International Smaller Companies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in an international portfolio of common stocks of smaller companies located in countries of developed and emerging markets.

When selecting companies for initial inclusion in the Fund's portfolio, the Fund seeks to invest in companies with a market capitalization in the region of $2 billion or lower. The Fund may continue to hold, and may increase its investment in, portfolio companies whose market capitalization subsequently increases. The Fund typically will not seek to increase the percentage of its portfolio invested in any company whose market capitalization is in excess of $5 billion. However, in cases where the market capitalization of a portfolio company has increased above $5 billion, the Fund may continue to purchase additional shares of that company so long as the percentage of the Fund's portfolio represented by that company will be the same as or lower than it was before the company's market capitalization increased above $5 billion. The Fund expects over time to have a substantial portion of its portfolio invested in companies with a market capitalization in excess of $2 billion. However, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of smaller companies. The Manager currently defines a "smaller company" as a company with a market capitalization that does not exceed $10 billion.

In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S., although the Fund may focus its investments in a small number of countries or regions. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In some emerging markets, the Fund may invest in companies that qualify as smaller companies but still are among the largest in that market.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by a benchmark. The portfolio managers focus on company research and the long-term outlook of companies. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 75 and 175 growth companies with the potential to outperform the MSCI ACWI ex USA Small Cap Index over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Long Term Global Growth Fund - Institutional & K Class Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund typically invests primarily in issuers with a market capitalization of more than $4 billion at the time of purchase and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook.

When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund's investment risks and maximizing capital appreciation. The Manager believes that a company selected for the Fund's portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company's environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund's holdings. As a result, the portfolio managers generally seek to invest the Fund's assets in companies that they believe are "climate-fit" for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue "net zero" carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company's climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund's investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Baillie Gifford U.S. Equity Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of equities, which include common stock and other equity securities, of issuers located in the U.S.

The portfolio managers seek to identify exceptional growth businesses in the U.S. and to own them for long enough that the advantages of their business models and the strength of their cultures support positive relative performance over the long term.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $1.5 billion at the time of purchase and may participate in initial public offerings ("IPOs").

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 50 growth companies with the potential to outperform the Fund's benchmarks over the long term. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors The Fund aims to hold securities for long periods (typically at least 5 years) which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

Baillie Gifford Developed EAFE All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Developed EAFE All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in developed markets in Europe, Australasia and/or the Far East. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in developed markets, but in some circumstances may gain exposure to emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 50 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included Japan and the United Kingdom. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford EAFE Plus All Cap Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford EAFE Plus All Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in non-U.S. countries with developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of companies whose principal activities are in Europe, Australasia and/or the Far East. The Fund has the ability to invest up to 15% of its total assets in companies whose principal activities are in emerging markets. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers focus on issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and retain flexibility to invest without being constrained by the MSCI EAFE benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors that may include: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 90 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Baillie Gifford Emerging Markets Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of common stocks and other equity securities of issuers located in countries of emerging and frontier markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in countries represented in the MSCI Emerging Markets Index. The countries represented in the MSCI Emerging Markets Index include markets that may be less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity, and regulation. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts or participatory notes, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. The portfolio managers have flexibility to gain exposure to one or more emerging markets through investing in exchange traded funds ("ETFs") that track relevant equity indices.

The portfolio managers primarily employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI Emerging Markets benchmark. The portfolio managers may reference the benchmark to set limits on the relative weighting of countries in the portfolio. The portfolio managers can also consider macro-economic factors when identifying potential investments. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 60 and 100 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, which in recent periods has included China. The Fund expects to invest significantly in Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Global Alpha Equities Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Global Alpha Equities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a global, diversified portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund invests predominantly in a diversified portfolio of securities issued by companies located in countries represented in the MSCI ACWI Index. The Fund invests in a range of companies globally. The Fund ordinarily invests in securities of issuers located in at least three different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, the Fund invests at least 30% of its total assets in companies located outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund typically invests primarily in issuers with a market capitalization of more than $4 billion at the time of purchase and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by the MSCI ACWI benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 120 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Alpha Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Alpha Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in an international portfolio of equities, which include common stock and other equity securities, of issuers located in countries of developed and emerging markets.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities. The Fund invests predominantly in securities issued by companies located in countries represented in the MSCI ACWI ex USA Index which includes issuers from a range of developed and emerging market countries. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and principally select companies without being constrained by the MSCI ACWI ex USA benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of between 70 and 110 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford International Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a diversified, international portfolio of common stocks and other equity securities of issuers located in countries of developed and emerging markets.

The Fund invests predominantly in securities issued by companies located in countries outside the U.S., including a range of developed and emerging market countries. The Fund may, however, invest up to 10% of its net assets in common stocks and other equities of companies located in the U.S. Under normal circumstances, the Fund invests in securities of issuers located in at least three countries outside the U.S. and typically maintains substantial exposure to emerging markets. The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund is not constrained with respect to market capitalization and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S. In selecting companies for investment, the portfolio managers generally consider issuers in both developed and emerging markets.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select companies without being constrained by a benchmark. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a diversified portfolio typically consisting of at least 50 growth companies with the potential to outperform the MSCI ACWI ex USA Index over the long term. The process can result in significant exposure to a single country or a small number of countries. The Fund expects to invest in Chinese companies, among other means, through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook. Because the Fund aims to hold securities for long periods, the Fund does not expect to actively reduce its holdings of shares of particular issuers (other than in response to purchase and redemption requests) even if market movements cause the Fund to operate as a non-diversified company for an extended period of time. When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that are material to managing the Fund's investment risks and maximizing capital appreciation. Such factors potentially include the environmental, social, and/or governance characteristics of the company, such as stewardship, sustainable business practices, and/or corporate culture.

The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.

Baillie Gifford Long Term Global Growth Fund - Class 2, 3, 4, & 5 Prospectus | Baillie Gifford Long Term Global Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to meet its objective by investing in a portfolio of global common stocks and other equity securities without reference to benchmark constraints.

While the portfolio managers are not constrained by geographic limitations, the Fund ordinarily invests in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund invests at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, invests at least 30% of its total assets in companies located outside the U.S. The Fund may invest in issuers located in emerging markets.

The Fund typically invests primarily in issuers with a market capitalization of more than $4 billion at the time of purchase and may participate in initial public offerings ("IPOs") and in securities offerings that are not registered in the U.S.

The portfolio managers employ a bottom-up approach to stock selection, seeking to identify companies they believe have attractive long-term growth prospects, and select investments without regard to the geographic, industry, sector, or individual company weightings on any index. The portfolio managers focus on company research and the long-term outlook of companies and industries. Ideas can come from a wide variety of sources, including, but not limited to, research trips, company meetings, and relationships with industry thought leaders and academic institutions. Stock ideas are normally researched to assess a range of factors, including: long-term growth potential, geographic and industry positioning, competitive advantage, management, financial strength and valuation. Under normal circumstances, the intended outcome is a portfolio typically consisting of between 30 and 60 growth companies with the potential to outperform the Fund's benchmark over the long term. The process can result in significant exposure to a single country or a small number of countries, and the Fund expects to have considerable exposure to Chinese companies including through China A shares, which are common stocks and other equity securities that are listed or traded on a Chinese stock exchange and which are quoted in renminbi, the official currency of China. The Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a small number of issuers, industries or sectors. The Fund aims to hold securities for long periods (typically at least 5 years), which generally results in relatively low portfolio turnover and is in line with the portfolio managers' long-term investment outlook.

When assessing a company's long-term growth prospects, the portfolio managers seek to identify and to incorporate a range of factors that they believe are material to managing the Fund's investment risks and maximizing capital appreciation. The Manager believes that a company selected for the Fund's portfolio is unlikely to be financially sustainable in the long run if the portfolio managers believe that its approach to business is fundamentally out of line with changing societal expectations. The portfolio managers employ an investment process designed to identify companies with practices they believe are aligned with sustainable financial growth over the long-term, including environmental, social, and/or governance characteristics, such as stewardship, sustainable business practices, and/or corporate culture. With respect to the consideration of a company's environmental characteristics, the portfolio managers believe that the possibility of climate-related disruptions and the related transition to a low-carbon economy present opportunities for, and specific risks relevant to, the Fund's holdings. As a result, the portfolio managers generally seek to invest the Fund's assets in companies that they believe are "climate-fit" for the future, which are companies that take appropriate steps (in the view of and as determined by the portfolio managers) to (i) reduce their direct and indirect greenhouse gas emissions (i.e., pursue "net zero" carbon emission ambitions or targets), (ii) integrate the related challenges into business strategies (i.e., the company undertakes steps to understand and manage the related technological, market and environmental changes confronting its business), and/or (iii) provide robust disclosure on climate change and other significant environmental issues so that investors can better assess the related investment risks and opportunities to such company. However, the portfolio managers do not employ categorical restrictions or exclusions in assessing a company's climate-fitness. The portfolio managers expect that companies that they assess as climate-fit under the Fund's investment process will ultimately correlate with companies that themselves are aligned with a broader global transition toward net zero carbon emissions.

The portfolio managers may sell a holding if they determine there has been a material deterioration in the investment case or as appropriate to make other investments or meet redemptions.

The Fund invests in equity securities either directly or indirectly, such as through depositary receipts, and may invest in preferred stocks, convertible securities and warrants. The Fund may invest without limitation in securities quoted or denominated in currencies other than the U.S. dollar and may hold such currencies. The Fund does not expect to engage in currency hedging and thus expects to be fully exposed to currency fluctuations relative to the U.S. dollar.